TRADE AND OTHER PAYABLES (Details) $ in Millions, Rp in Billions	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)
TRADE AND OTHER PAYABLES
Trade payables	Rp 15,336		Rp 18,608
Other payables	454		441
Total trade and other payables	Rp 15,790	$ 981	Rp 19,049